Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information for each applicable year regarding the CAP of our Principal Executive Officer ("PEO"), Andrew Cheng, and of our other NEOs as a group, as well as certain Company financial performance measures, including our total shareholder return (“TSR”) and our net income (loss).

Compensation Actually Paid

Year (1)	Summary Compensation Table Total for PEO (2) ($)	Compensation Actually Paid to PEO (3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4) ($)	Average Compensation Actually Paid for Non-PEO Named Executive Officers (3) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5) ($)	Net Income (Loss) (6) ($)
2023	8,834,907	(3,352,393)	3,667,900	(451,001)	90.50	(151,759,000)
2022	10,446,243	24,442,634	4,157,718	8,994,894	212.40	(112,033,000)
2021	4,454,686	5,446,171	1,779,505	2,001,761	81.98	(100,777,000)
1.
Dr. Cheng served as the Company's PEO and Bill White, Jonathan Young, Timothy Rolph and Catriona Yale were the Company's other NEOs for the entirety of 2023, 2022 and 2021.
2.
Amounts reported represent the total compensation reported in the Summary Compensation Table for the indicated year for Dr. Cheng.
3.
Compensation actually paid includes adjustments made to the amounts reported in the Summary Compensation Table. A reconciliation of those adjustments is set forth in the "Compensation Actually Paid Adjustments" table following the footnotes to this table.
4.
Amounts reported represent the average of the total compensation reported in the Summary Compensation Table for the indicated year for the Company's NEOs, exclusive of Dr. Cheng.
5.
Pursuant to SEC rules, the amounts reported reflect the value on the last day of the indicated year of $100 invested on December 31, 2020. Historical stock price performance is not necessarily indicative of future stock price performance.
6.
Amounts reported represent the net loss of the Company for the indicated year, as reported in the Company's Annual Report on Form 10-K for the year ended December 31, 2023.

Named Executive Officers, Footnote	1. Dr. Cheng served as the Company's PEO and Bill White, Jonathan Young, Timothy Rolph and Catriona Yale were the Company's other NEOs for the entirety of 2023, 2022 and 2021.
PEO Total Compensation Amount	$ 8,834,907	$ 10,446,243	$ 4,454,686
PEO Actually Paid Compensation Amount	(3,352,393)	24,442,634	5,446,171
Non-PEO NEO Average Total Compensation Amount	3,667,900	4,157,718	1,779,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ (451,001)	8,994,894	2,001,761
Equity Valuation Assumption Difference, Footnote
8.
Fair value or Change in Fair Value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, because the options were no longer at-the-money as of the applicable year-end or vesting date(s), we used a Hull-White lattice model to estimate the fair value of the stock options at these dates considering the remaining contractual term of the stock options, an assumption about executives’ early exercise behavior, the risk-free rate as of the measurement date, and a volatility measured using a consistent approach with the grant date assumptions. For additional information on the grant date assumptions used to calculate the valuation of the awards, see Note 8 to the Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 90.5	212.4	81.98
Net Income (Loss)	$ (151,759,000)	$ (112,033,000)	$ (100,777,000)
PEO Name	Dr. Cheng	Dr. Cheng	Dr. Cheng
PEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,798,707)	$ (9,221,643)	$ (3,571,922)
PEO | Value at Year-End of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,044,378	11,612,591	6,680,778
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards from Last Day of Prior Year to Last Day of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,295,015)	10,144,719	(1,870,545)
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,137,956)	1,460,724	(246,826)
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,187,300)	13,996,391	991,485
PEO | Service-vesting RSUs Granted in 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,868,835
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,979,952)	(3,381,243)	(1,190,645)
Non-PEO NEO | Value at Year-End of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,569,167	4,257,919	2,226,935
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards from Last Day of Prior Year to Last Day of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,595,754)	3,578,162	(791,166)
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,112,363)	382,338	(22,868)
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,118,901)	4,837,176	$ 222,256
Non-PEO NEO | Service-vesting RSUs Granted in 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,051,886